Property, Plant and Equipment	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
11.	PROPERTY, PLANT and EQUIPMENT

	Leasehold improvements	Machinery and equipment	Office decoration and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2020	$3,649,107	$5,713,840	$5,951,808	$17,885,762	$-	$1,883,116	$884,950	$35,968,583
Additions	4,284	47,695	54,330	399,639	23,027	-	2,385,878	2,914,853
Disposals	-	(33,571)	(3,136)	(115,471)		-	(7,443)	(159,621)
Exchange differences	(231,811)	(362,976)	(378,093)	(1,136,207)	-	(119,627)	(26,570)	(2,255,284)
At June 30, 2021 (Unaudited)	3,421,580	5,364,988	5,624,909	17,033,723	23,027	1,763,489	3,236,815	36,468,531

At December 31, 2021	$3,239,683	$5,108,501	$5,412,444	$16,233,868	$248,686	$1,713,926	$5,369,070	$37,326,178
Acquisitions through business combinations	-	-	205,070	141,619	-	-	2,571,013	2,917,702
Additions	26,342	18,698	18,603	80,350	-	318,905	2,178,914	2,641,812
Disposals	(101,834)	(7,437)	(15,463)	(344,818)	(211,659)	(15,892)	(12,273)	(709,376)
Exchange differences	(173,963)	(281,325)	(298,630)	(880,949)	(4,472)	(107,391)	(392,122)	(2,138,852)
At June 30, 2022 (Unaudited)	2,990,228	4,838,437	5,322,024	15,230,070	32,555	1,909,548	9,714,602	40,037,464

Accumulated Depreciation
At December 31, 2020	$2,923,013	$5,390,966	$5,124,622	$14,004,064	$-	$616,280	$25,284	$28,084,229
Depreciation charged for the period	78,674	89,833	111,429	611,225	-	174,897	178,999	1,245,057
Disposals	-	(33,568)	(3,091)	(115,471)		-	(248)	(152,378)
Exchange differences	(185,685)	(342,465)	(325,546)	(889,619)	-	(39,150)	(990)	(1,783,455)
As June 30, 2021 (Unaudited)	2,816,002	5,104,766	4,907,414	13,610,199	-	752,027	203,045	27,393,453

At December 31, 2021	$2,693,472	$4,906,277	$4,799,149	$13,447,168	$-	$891,378	$691,433	$27,428,877
Acquisitions through business combinations	-	-	184,364	136,723	-	-	520,516	841,603
Depreciation charged for the period	51,903	57,623	96,235	416,775	-	188,620	762,874	1,574,030
Disposals	(99,439)	(7,396)	(15,432)	(330,993)	-	(5,303)	(461)	(459,024)
Exchange differences	(146,005)	(271,901)	(268,318)	(742,974)	-	(56,970)	(81,330)	(1,567,498)
As June 30, 2022 (Unaudited)	2,499,931	4,684,603	4,795,998	12,926,699	-	1,017,725	1,893,032	27,817,988

Net book value
At June 30, 2021 (Unaudited)	$605,578	$260,222	$717,495	$3,423,524	$23,027	$1,011,462	$3,033,770	$9,075,078
At June 30, 2022 (Unaudited)	$490,298	$153,834	$526,026	$2,303,371	$32,555	$891,822	$7,821,570	$12,219,476

There was no impairment of property, plant and equipment recorded for the six months ended June 30, 2022 and 2021. No property, plant and equipment were pledged as security for bank borrowings.